Shareholder Report, Line Graph (Details) - USD ($)				9 Months Ended	12 Months Ended			21 Months Ended	24 Months Ended		33 Months Ended	36 Months Ended		45 Months Ended	48 Months Ended		57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 09, 2021	Feb. 07, 2019	Oct. 31, 2015	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2016	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2017	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2018	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000012165 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value			$ 10,000				$ 9,994.10265532846			$ 13,249.9490734123			$ 11,517.1483004606			$ 12,075.9124223046		$ 12,150.4154553798		$ 16,498.5034638461		$ 10,586.8748630376	$ 11,370.8911100111	$ 14,011.3007422245	$ 17,010.8583944792
C000038295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				10,818			12,924			13,447			14,968		13,744		19,318		19,546	19,049	24,983	28,221
C000209802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value		$ 10,000		$ 11,064				$ 10,158			$ 14,272			$ 14,442			$ 14,072		$ 18,450		$ 20,839
C000231925 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value	$ 10,000					$ 5,060			$ 5,368			$ 7,962			$ 9,680
C000231926 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value	10,000					9,644			10,100			12,212			12,870
C000231927 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value	10,000					8,599.28008			9,454.312546			11,662.80874			13,878.54444
MSCI All Country World Index ex USA Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI All Country World Index ex USA Net
Accumulated Value	10,000		10,000			7,431	10,022.4402813244		8,328	12,391.507634742		10,355	11,370.3331932369		12,936	12,651.510229587		12,321.1938887717		15,975.7990636601		12,025.4794830508	13,477.1816652324	16,756.5228148114	20,933.6741912333
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,000	10,000	11,261		8,133	10,421	12,385	8,816	12,917	17,844	12,166	13,765	14,820	14,709	15,608	16,064	17,167	22,168	24,733	26,801	20,542	22,267	30,727	37,150
Spliced International Explorer Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced International Explorer Index
Accumulated Value			10,000				10,188.0048972386			12,960.8986407778			11,890.9603939116			12,805.167124359		12,687.6184665859		17,099.98455		11,560.647486773	12,308.9124094722	15,135.6460436844	18,844.3572099012
FTSE High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE High Dividend Yield Index
Accumulated Value		$ 10,000	$ 10,000	$ 11,068			$ 10,825	$ 10,165		$ 12,940	$ 14,292		$ 13,473	$ 14,475		$ 14,999	$ 14,113	$ 13,774	$ 18,520	$ 19,368	$ 20,931	$ 19,616	$ 19,125	$ 25,097	$ 28,365
MSCI ACWI ex USA Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Growth Index
Accumulated Value	10,000					6,776			7,398			9,261			11,277
S And P U S Dividend Growers Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P U.S. Dividend Growers Index
Accumulated Value	10,000					9,060			9,535			12,352			14,028
MSCI ACWI Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Value Index
Accumulated Value	$ 10,000					$ 8,761.474757			$ 9,119.545678			$ 11,690.09571			$ 13,441.60621